EMPLOYEE BENEFITS (Schedule of Sensitivity Analyzes Principal Actuarial Assumptions) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
IfrsStatementLineItems [Line Items]
Payroll, payroll and social benefits | ₪			₪ 1,954	₪ 1,575
Entitlement to compensation for short-term absences and recovery | ₪			623	572
Total Short term employee benefits | ₪			₪ 2,577	₪ 2,147
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Payroll, payroll and social benefits | $		$ 521
Entitlement to compensation for short-term absences and recovery | $		167
Total Short term employee benefits | $	[1]	$ 688

[1]	Convenience Translation into US Dollars.